UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 7/31/11

Item 1.  Reports to Stockholders.

Grant Park Managed Futures Strategy Fund

 Class A shares: GPFAX

Class C shares: GPFCX

Class I shares: GPFIX

Class N shares: GPFNX

Class W shares: GPFWX

Semi-Annual Report

July 31, 2011

Distributed by Northern Lights Distributors, LLC

Member FINRA

Grant Park Managed Futures Strategy Fund
PORTFOLIO REVIEW
July 31, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended July 31, 2011, as compared to its benchmark:
		Inception** -
		July 31, 2011
Grant Park Managed Futures Strategy Fund - Class A		-1.10%
Grant Park Managed Futures Strategy Fund - Class A with load		-6.79%
Grant Park Managed Futures Strategy Fund - Class C		-1.40%
Grant Park Managed Futures Strategy Fund - Class I		-1.00%
Grant Park Managed Futures Strategy Fund - Class N		-1.10%
Grant Park Managed Futures Strategy Fund - Class W		-1.20%
S&P 500 Total Return Index		-1.47%
Barclays Capital U.S. Government/Corporate Long Bond Index		8.67%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.95% for Class A shares, 2.70% for Class C shares, 1.70% for Class I shares, 1.95% for Class N shares, and 2.20% for Class W shares per the February 28, 2011 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

** Inception date is March 4, 2011.

Portfolio Composition as of July 31, 2011
Holdings by Asset Class	% of Net Assets
U.S Government & Agency Obligations	62.5%
Alternative Investment	25.0%
Short-Term Investments	12.5%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Principal ($)		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.5%
$ 18,000	Federal Farm Credit Bank	4.3500	11/21/2011	$ 18,221
1,000,000	Federal Farm Credit Bank	2.0000	1/17/2012	1,008,670
1,600,000	Federal Home Loan Banks	0.2500	6/21/2012	1,599,072
2,000,000	Federal Home Loan Banks	2.0000	9/14/2012	2,036,740
197,000	United States Treasury Note	0.7500	11/30/2011	197,362
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,864,055)			4,860,065

Shares
	ALTERNATIVE INVESTMENT - 25.0%
20,811	Global Diversified Managed Futures Fund LP (Cost - $1,924,205) *			1,942,027

	SHORT-TERM INVESTMENTS - 11.5%
894,337	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $894,337) **			894,337

	TOTAL INVESTMENTS - 99.0% (Cost - $7,682,597) (a)			$ 7,696,429
	OTHER ASSETS LESS LIABILITIES - 1.0%			83,502
	NET ASSETS - 100.0%			$ 7,779,931

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 17,822
		Unrealized depreciation:		(3,990)
		Net unrealized appreciation:		$ 13,832

*	Non-Income producing investment.
**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2011.

See accompanying notes to financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
July 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 7,682,597
At value	$ 7,696,429
Receivable for Fund shares sold	84,525
Receivable due from Advisor	24,029
Interest receivable	16,512
TOTAL ASSETS	7,821,495

LIABILITIES
Payable for Fund shares repurchased	749
Fees payable to other affiliates	8,058
Distribution (12b-1) fees payable	669
Accrued expenses and other liabilities	32,088
TOTAL LIABILITIES	41,564
NET ASSETS	$ 7,779,931

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 7,780,977
Accumulated net investment loss	(14,878)
Net unrealized appreciation of investments	13,832
NET ASSETS	$ 7,779,931

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2011 (Unaudited)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,813,610
Shares of beneficial interest outstanding	183,396
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.89
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$ 10.49

Class C Shares:
Net Assets	$ 499,324
Shares of beneficial interest outstanding	50,631
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)
$ 9.86

Class I Shares:
Net Assets	$ 5,318,763
Shares of beneficial interest outstanding	537,275
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.90

Class N Shares:
Net Assets	$ 143,296
Shares of beneficial interest outstanding	14,495
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.89

Class W Shares:
Net Assets	$ 4,938
Shares of beneficial interest outstanding	500
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.88

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended July 31, 2011 (a) (Unaudited)

INVESTMENT INCOME
Interest	$ 599
TOTAL INVESTMENT INCOME	599

EXPENSES
Investment advisory fees	11,264
Professional fees	20,215
Administrative services fees	18,066
Registration fees	17,431
Accounting services fees	11,268
Transfer agent fees	10,392
Compliance officer fees	7,198
Printing and postage expenses	4,361
Custodian fees	3,015
Insurance expense	2,599
Trustees fees and expenses	2,181
Distribution (12b-1) fees:
Class A	702
Class C	738
Class N	26
Class W	10
Other expenses	1,207
TOTAL EXPENSES	110,673

Less: Fees waived by the Advisor	(95,196)

NET EXPENSES	15,477
NET INVESTMENT LOSS	(14,878)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation of investments	13,832
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,832

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,046)

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2011 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (14,878)
Net change in unrealized appreciation of investments	13,832
Net decrease in net assets resulting from operations	(1,046)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,851,357
Class C	502,614
Class I	5,318,037
Class N	142,352
Class W	5,040
Redemption fee proceeds:
Class A	91
Class C	24
Class I	261
Class N	5
Payments for shares redeemed:
Class A	(25,634)
Class C	(40)
Class I	(13,050)
Class N	(40)
Class W	(40)
Net increase in net assets from shares of beneficial interest	7,780,977

TOTAL INCREASE IN NET ASSETS	7,779,931

NET ASSETS
Beginning of Period	-
End of Period *	$ 7,779,931
*Includes accumulated net investment loss of:	$ (14,878)

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
July 31, 2011 (a)
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	186,011
Shares Reinvested	-
Shares Redeemed	(2,615)
Net increase in shares of beneficial interest outstanding	183,396

Class C:
Shares Sold	50,635
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	50,631

Class I:
Shares Sold	538,605
Shares Reinvested	-
Shares Redeemed	(1,330)
Net increase in shares of beneficial interest outstanding	537,275

Class N:
Shares Sold	14,499
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	14,495

Class W:
Shares Sold	504
Shares Reinvested	-
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	500

(a) The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Period Ended July 31, 2011 (Unaudited) (1)
		Class A		Class C		Class I		Class N		Class W
Net asset value, beginning of period		$ 10.00		$ 10.00		$ 10.00		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment loss (2)	(0.07)		(0.10)		(0.06)		(0.07)		(0.08)
	Net realized and unrealized
	loss on investments	(0.04)		(0.04)		(0.04)		(0.04)		(0.04)
Total from investment operations		(0.11)		(0.14)		(0.10)		(0.11)		(0.12)

Paid-in-Capital From Redemption Fees		-	(3)	-	(3)	-	(3)	-	(3)	-

Net asset value, end of period		$ 9.89		$ 9.86		$ 9.90		$ 9.89		$ 9.88

Total return (4)		(1.10)%		(1.40)%		(1.00)%		(1.10)%		(1.20)%

Net assets, at end of period (000s)		$ 1,814		$ 499		$ 5,319		$ 143		$ 5

Ratio of gross expenses to average
	net assets (5,6)	15.05%		20.28%		8.71%		64.14%		313.12%
Ratio of net expenses to average
	net assets (6)	1.94%		2.69%		1.69%		1.94%		2.19%
Ratio of net investment loss
	to average net assets (6)	(1.88)%		(2.62)%		(1.61)%		(1.85)%		(2.13)%

Portfolio Turnover Rate (7)		0%		0%		0%		0%		0%

(1)	The Grant Park Managed Futures Strategy Fund commenced operations on March 4, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees. Total returns for periods less than one year are not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized for periods less than one full year.
(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

1.

ORGANIZATION

The Grant Park Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to achieve income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund offers five classes of shares: Class A shares, Class C shares, Class I shares, Class N shares and Class W shares. Class C, I, N and W shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

GPMFS Fund Limited (“GPMFS”) – The consolidated financial statements of the Fund include GPMFS, a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The CFC utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objectives.  In accordance with its investment objectives and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.  GPMFS invests in the Global Diversified Managed Futures Fund LP.

A summary of the Fund’s investments in the GPMFS is as follows:

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

For tax purposes, GPMFS is an exempted Cayman investment company.  GPMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, GPMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, GPMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,924,205 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Knollwood Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, Class N and Class W shares, respectively.   For the period ended July 31, 2011, the Advisor waived fees and reimbursed expenses in the amount of $95,196.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class W shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C, Class I, Class N and Class W shares subsequently exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of July 31, 2011, the Advisor has $95,196 of waived/reimbursed expenses that may be recovered no later than July 31, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets attributable to the Class A, Class C, Class N and Class W shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I, Class N and Class W shares.  The Distributor is an affiliate of GFS.  For the period ended July 31, 2011, the Distributor received $70,482 in underwriting commissions for sales of Class A shares, of which $9,671 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus $6,000 for the first additional share class plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Effective March 4, 2011, GFS has agreed to waive the $6,000 additional share class fee.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

Effective March 4, 2011, GFS has agreed to waive the minimum fee for each class above one.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2011, the Fund incurred expenses of $7,198 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the consolidated statement of operations in this shareholder report.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 2011, GemCom collected amounts totaling $2,805 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and Postage Expenses” on the consolidated statement of operations in this shareholder report.

6.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2011, the Fund assessed $91, $24, $261 and $5 for Class A shares, Class C shares, Class I shares, and Class N shares, respectively, in redemption fees.

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the July 31, 2012 annual report.

Grant Park Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2011 (Unaudited)

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Grant Park Managed Futures Strategy Fund

EXPENSE EXAMPLES

July 31, 2011 (Unaudited)

As a shareholder of the Grant Park Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Grant Park Managed Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 4, 2011 through July 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Grant Park Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 3/4/11	Ending Account Value 7/31/11*	Expenses Paid During Period***	Ending Account Value 7/31/11**	Expenses Paid During Period***
Grant Park Managed Futures Strategy Fund:
Class A	1.94%	$1,000.00	$989.00	$ 7.77	$1,015.17	$ 9.69
Class C	2.69%	$1,000.00	$986.00	$10.76	$1,011.46	$13.42
Class I	1.69%	$1,000.00	$990.00	$ 6.81	$1,016.41	$ 8.45
Class N	1.94%	$1,000.00	$989.00	$ 7.77	$1,015.17	$ 9.69
Class W	2.19%	$1,000.00	$988.00	$ 8.77	$1,013.93	$10.94

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (147) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***Annualized.

Grant Park Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

July 31, 2011 (Unaudited)

Approval of Advisory Agreement –Grant Park Managed Futures Strategy Fund

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Knollwood Investment Advisors, LLC (“Knollwood” or the “Adviser”) and the Trust, on behalf of Grant Park Managed Futures Strategy Fund (“Grant Park” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing managed futures products.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.40% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR

Knollwood Investment Advisors, LLC
626 W. Jackson Street

Chicago, IL 60661

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

9/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/11